DIVIDENDS - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DIVIDENDS
Percentage of dividends withheld	15.00%	20.00%
Dividend declared and paid			R 558.2	R 1,610.6	R 658.4
Dividend declared and paid			R 0.60	R 1.75	R 0.72
Final dividend declared and paid (per share)			R 0.60
Final dividend declared and paid			R 558.2